PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 -	PROPERTY AND EQUIPMENT

	December 31,
	2011	2010
	U.S. $ in thousands

Cost:
Office furniture and equipment	9	9
Computer software and electronic equipment	106	105
Laboratory equipment	361	349
Leasehold improvements	690	655
	1,166	1,118
Accumulated depreciation:
Office furniture and equipment	4	3
Computer software and electronic equipment	103	100
Laboratory equipment	252	200
Leasehold improvements	493	396
	852	699

Depreciated cost	314	419

Depreciation expenses for the year ended December 31, 2011 and December 31, 2010 were $153, and $162, respectively.